Employee Benefits - Summary of Change in Present Value of Defined Obligation (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement loss/(gain)	₨ (142)	₨ (323)	₨ (193)
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Value at the beginning of the year	24,188	21,516
Addition through Business combination	1,311	0
Current service cost	3,795	3,205
Past Service Cost	3,566	0
Interest expense on obligation	1,506	1,308
Benefits paid	(2,631)	(2,627)
Contributions from plan participants due to transfer	87	558
Actuarial loss arising from financial assumptions	730	146
Actuarial loss/(gain) arising from demographic assumptions	28	(115)
Actuarial loss/(gain) arising from experience adjustments	(1,290)	(12)
Translation adjustment	1,291	209
Value at the end of the year	₨ 32,581	₨ 24,188	₨ 21,516